UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska            68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/13

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2013

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Capital Preservation ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

A Message from the TOPS® Portfolio Management Team

Year-End 2013 Annual Shareholder Letter

The U.S. stock market rode a strong wave of economic growth in 2013 to the best results on the S&P 500 index since 1995. While U.S stocks enjoyed abnormal results, far above the expectations of most investors, results were mixed for many other global assets. Despite challenges that required the TOPS Portfolio Management Team to steer the ship through troubled waters, results for the TOPS portfolios exceeded assumptions. The TOPS Capital Preservation (Conservative) ETF Portfolio had noted success, as the Portfolio was managed through one of the most difficult bond markets in decades to produce returns in the mid-single digits. On the other end of the risk spectrum, the TOPS Aggressive Growth ETF Portfolio rewarded investors with larger appetites for risk with total returns of around 22%.

Many investors entered 2013 with high hopes for the economy and financial markets. The primary worries tempering those hopes were related to potential government actions, both in the U.S. and abroad, as it was not clear when the U.S. Federal Reserve would begin reversing its Quantitative Easing (QE) program or whether foreign central banks would be easing further. In that cautioned environment, equities recorded solid gains for the first half of 2013 and the benchmark 10 year U.S. Treasury Bond yield was at 1.6%. When the Fed began to discuss tapering their QE in the middle part of the year, the environment changed drastically as the 10 year yield started a rise toward 3.0%.

Economic growth proved to be the horsepower necessary to drive stock market returns through the tapering uncertainty, as GDP growth for both Q2 and Q3 was surprisingly strong. In fact, the growth rate of 4.1% in Q3 was the best since the fourth quarter of 2011 and the second-fastest since the recovery began in mid-2009. Investors seemed to particularly like that an upward revision in consumer spending was a primary driver of the economic numbers being revised upwards in December. Thus, when QE Tapering was finally announced in December, equity investors interpreted it as a sign that the Fed was more confident that the economy was strengthening. This led 2013 to end with rising trends for the economy, interest rates and the stock market.

The TOPS Portfolios benefitted this year from a general strategic overweight to smaller U.S. stocks, as the S&P small cap 600 and the S&P mid cap 400 returned 42% and 33% respectively, compared to 32% for the large cap S&P 500. Developed International advanced at an above average pace as well, with the MSCI EAFE index up 22%. Why did developed country equities perform so well in 2013? As noted earlier, liquidity was plentiful due to global central banks easing (QE). Likewise, ultra-low interest rates resulted in a favorable environment for “carry-trades” (leverage) for equity investor already shopping at low prices (low P/E valuations). With low interest rates, low inflation (2013 CPI will print at about 1.5%), increased confidence in sustainable GDP growth (GDP accelerated over the course of the year), it was no surprise that valuations rose during 2013.

Returns for developed international stocks were helped by the emergence of Japan and Euro countries from recessions along with further Central Bank easing. During the course of the year, earnings expectations for Europe turned positive and valuations remained cheaper than for U.S. indexes. Although TOPS international holdings reduced returns vs a “U.S. only” strategy, we believe the longer term benefits of diversification remain intact.

1

Emerging Market (EM) stocks continued their volatile history as they switched from leading global equities in 2012 to trailing in 2013. Although local currency EM returns were positive, US Dollar investments in emerging markets lost -2.6% for the year. The return gap between developed and EM was wide most of the year and it widened further in Q4 to finish the year at the worst comparison on record. EM weakness was attributed largely to three factors: (1) EM GDP growth rates slowed across the board during 2013. With higher wage growth than in developed economies, inflation rates picked up and EM earnings growth slowed. (2) EM Central Banks were tighter than developed Central Banks due to inflation and currency concerns (3) Discussions over the U.S. taper caused worries about slowing capital flows into EM. While the impact of EM exposure on TOPS returns in 2013 was not positive, the rationale for maintaining EM exposure is alive and well. EM has stronger demographics, better GDP growth prospects and large currency reserves relative to developed economies; and valuations are now quite favorable.

Successful portfolio management is a difficult task, which we believe can only be accomplished through consistent application of a disciplined process. Our process focuses on attempting to optimize the risk versus reward tradeoff. We strive to minimize two types of risk: volatility of portfolio value and risk of loss. We feel our process for searching for reward is crucial to the success of the portfolios, as we emphasize strategic decisions (longer term, driven by fundamentals such as growth, valuation and mean-reversion) rather than higher risk tactical moves (shorter term, driven by momentum and forecasting).

Fortunately, asset class and sector diversification, identification of fundamental trends, and relatively lower portfolio turnover are methods that we utilize to structure the TOPS portfolios. Two of our current portfolio components appear to have been experiencing mean-reversion, whereby trends that carry an asset far above or below its long term expected returns generally revert back to longer term trend lines. The normalization of interest rates is one such case and improved relative returns for EM is another.

For the year, positive bond market returns were difficult to earn as the widely-followed Barclays Aggregate Index recorded a rare negative return of -2.02%. In the U.S. Treasury market, only the very short end of the yield curve eked out modest gains while the 20 year Treasury lost -16.9%. Those returns illustrate how the largest detractor from 2013 bond market returns was the interest rate risk of longer maturity (duration) securities. Economic improvement and narrowing spreads meant the best results were earned by accepting some credit risk, such as corporate bonds.

Happily, that describes the interest rate management strategy that was implemented by the TOPS Portfolio Management Team over the past few years. The three part strategy consisted of duration shortening, increased diversification, and utilization of floating rate securities. Investors flocked to below investment grade securities as default rates remained low, so the best returns were reported by high yield ETFs and floating rate bank loan investments, both held in TOPS portfolios.

We are not shifting our fixed income strategy entering 2014, as it appears the rising trends for both GDP and interest rates remain intact. We are under no illusions that the fixed income environment will not be challenging this year as well. Although the Fed has pledged to keep short term rates low, some uncertainty still remains around how the market will react to the tapering program, so the TOPS Portfolio Management team will continue to closely monitor the probability of these trends continuing.

2

After our strategic results in what we viewed as a relatively difficult market for the core allocations, the TOPS Portfolio Management Team is hopeful going into 2014. The current target allocations seem well positioned for the anticipated market environment. Both developed and emerging markets international stocks seem attractively valued, with many analysts listing international equities among their best prospects for growth in the coming year. A focus for US investors will be whether the economy is genuinely heading into a healthier cycle in which job growth fuels stronger spending by consumers and businesses, or if stocks will require stimulus to advance. We feel TOPS is prepared to handle either scenario. Thank you to all of our investors in 2013. We are happy that we could provide growth for you this year and we look forward to serving you with a disciplined strategy in 2014.

0433-NLD-1/30/2014

3

TOPS® Aggressive Growth ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2013

The Portfolio’s performance figures* for the periods ended December 31, 2013, as compared to its benchmark:

	One	Performance
	Year	Since Inception**
Aggressive Growth ETF Portfolio
Class 1	23.68%	8.45%
Class 2	22.63%	8.31%
S&P 500 Total Return Index ***	32.39%	15.03%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Equity Funds	97.6%
Other/Cash & Cash Equivalents	2.4%
100.0%
4

TOPS® Balanced ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2013

The Portfolio’s performance figures* for the periods ended December 31, 2013, as compared to its benchmark:

	One	Performance
	Year	Since Inception**
Balanced ETF Portfolio
Class 1	8.92%	6.11%
Class 2	9.10%	5.92%
S&P 500 Total Return Index ***	32.39%	15.03%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Equity Funds	50.0%
Debt Funds	48.0%
Other/Cash & Cash Equivalents	2.0%
100.0%
5

TOPS® Capital Preservation ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2013

The Portfolio’s performance figures* for the periods ended December 31, 2013, as compared to its benchmark:

	One	Performance
	Year	Since Inception**
Capital Preservation ETF Portfolio
Class 1	4.81%	5.22%
Class 2	4.57%	5.02%
S&P 500 Total Return Index ***	32.39%	15.03%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Debt Funds	68.0%
Equity Funds	30.0%
Other/Cash & Cash Equivalents	2.0%
100.0%
6

TOPS® Growth ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2013

The Portfolio’s performance figures* for the periods ended December 31, 2013, as compared to its benchmark:

	One	Performance
	Year	Since Inception**
Growth ETF Portfolio
Class 1	19.14%	11.40%
Class 2	18.89%	10.94%
S&P 500 Total Return Index ***	32.39%	15.03%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Equity Funds	84.9%
Debt Funds	13.0%
Other/Cash & Cash Equivalents	2.1%
100.0%
7

TOPS® Moderate Growth ETF Portfolio
Portfolio Review (Unaudited)
December 31, 2013

The Portfolio’s performance figures* for the periods ended December 31, 2013, as compared to its benchmark:

	One	Performance
	Year	Since Inception**
Moderate Growth ETF Portfolio
Class 1	13.25%	6.87%
Class 2	13.02%	6.63%
S&P 500 Total Return Index ***	32.39%	15.03%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. For performance information current to the most recent month-end, please call 1-855-572-5945.

**	Inception date is April 26, 2011.

***	The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Portfolio’s returns, the Index does not reflect any fees or expenses.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
Equity Funds	64.9%
Debt Funds	33.0%
Other/Cash & Cash Equivalents	2.1%
100.0%
8

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2013

Shares		Value

	EXCHANGE TRADED FUNDS - 97.6%
	EQUITY FUNDS - 97.6%
1,038	FlexShares Global Upstream Natural Resources Index Fund	$35,614
1,381	Guggenheim Timber ETF	35,768
2,130	iShares Core S&P Mid-Cap ETF	285,079
2,773	iShares Core S&P Small-Cap ETF	302,839
521	iShares MSCI Brazil Capped ETF	23,278
2,711	iShares S&P 500 Growth ETF	267,657
2,506	iShares S&P 500 Value ETF	214,163
869	SPDR Dow Jones International Real Estate ETF	35,803
497	SPDR Dow Jones REIT ETF	35,421
322	SPDR S&P China ETF	25,107
520	Vanguard FTSE All World ex-US Small-Cap ETF	53,471
6,327	Vanguard FTSE All-World ex-US ETF	320,969
2,748	Vanguard FTSE Emerging Markets ETF	113,053
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,528,599)	1,748,222

	SHORT-TERM INVESTMENT - 9.1%
	MONEY MARKET FUND - 9.1%
163,370	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.07%
	(Cost - $163,370) (a)	163,370

	TOTAL INVESTMENTS - 106.7% (Cost - $1,691,969) (b)	$1,911,592
	OTHER ASSETS AND LIABILITIES - NET - (6.7)%	(121,081)
	TOTAL NET ASSETS - 100.0%	$1,790,511

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2013.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,693,518 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$222,729
Unrealized depreciation:	(4,655)
Net unrealized appreciation:	$218,074

See accompanying notes to financial statements.

9

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2013

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 48.0%
13,081	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$325,979
2,111	iShares 3-7 Year Treasury Bond ETF	253,383
1,428	iShares Floating Rate Bond ETF	72,428
1,949	iShares iBoxx $ High Yield Corporate Bond ETF	181,023
2,218	iShares iBoxx $ Investment Grade Corporate Bond ETF	253,318
5,484	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	289,665
2,913	PowerShares Senior Loan Portfolio	72,475
4,724	SPDR Barclays Short Term Corporate Bond ETF	144,980
1,236	SPDR DB International Government Inflation-Protected Bond ETF	72,244
1,577	WisdomTree Emerging Markets Local Debt Fund	72,574
		1,738,069
	EQUITY FUNDS - 50.0%
1,055	FlexShares Global Upstream Natural Resources Index Fund	36,197
1,402	Guggenheim Timber ETF	36,312
1,621	iShares Core S&P Mid-Cap ETF	216,955
1,324	iShares Core S&P Small-Cap ETF	144,594
569	iShares MSCI Brazil Capped ETF	25,423
2,569	iShares S&P 500 Growth ETF	253,637
3,815	iShares S&P 500 Value ETF	326,030
2,648	SPDR Dow Jones International Real Estate ETF	109,097
1,514	SPDR Dow Jones REIT ETF	107,903
327	SPDR S&P China ETF	25,496
287	Vanguard Energy ETF	36,300
703	Vanguard FTSE All World ex-US Small-Cap ETF	72,289
5,708	Vanguard FTSE All-World ex-US ETF	289,567
2,303	Vanguard FTSE Emerging Markets ETF	94,745
351	Vanguard Materials ETF	36,241
		1,810,786
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,371,856)	3,548,855

	SHORT-TERM INVESTMENT - 4.2%
	MONEY MARKET FUND - 4.2%
152,782	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.07%
	(Cost - $152,782) (a)	152,782

	TOTAL INVESTMENTS - 102.2% (Cost - $3,524,638) (b)	$3,701,637
	OTHER ASSETS AND LIABILITIES - NET - (2.2)%	(79,824)
	TOTAL NET ASSETS - 100.0%	$3,621,813

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2013.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,557,889 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$199,866
Unrealized depreciation:	(56,118)
Net unrealized appreciation:	$143,748

See accompanying notes to financial statements.

10

TOPS® Capital Preservation ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2013

Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 68.0%
2,603	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$64,867
461	iShares 1-3 Year Treasury Bond ETF	38,899
270	iShares 3-7 Year Treasury Bond ETF	32,408
384	iShares Floating Rate Bond ETF	19,477
340	iShares iBoxx $ Investment Grade Corporate Bond ETF	38,831
244	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	25,952
1,227	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	64,810
256	PIMCO Enhanced Short Maturity Exchange-Traded Fund	25,933
1,565	PowerShares Senior Loan Portfolio	38,937
1,269	SPDR Barclays Short Term Corporate Bond ETF	38,946
332	SPDR DB International Government Inflation-Protected Bond ETF	19,405
706	WisdomTree Emerging Markets Local Debt Fund	32,490
		440,955
	EQUITY FUNDS - 30.0%
378	FlexShares Global Upstream Natural Resources Index Fund	12,969
194	iShares Core S&P Mid-Cap ETF	25,965
118	iShares Core S&P Small-Cap ETF	12,887
329	iShares S&P 500 Growth ETF	32,482
531	iShares S&P 500 Value ETF	45,379
316	SPDR Dow Jones International Real Estate ETF	13,019
180	SPDR Dow Jones REIT ETF	12,829
63	Vanguard FTSE All World ex-US Small-Cap ETF	6,478
639	Vanguard FTSE All-World ex-US ETF	32,417
		194,425
	TOTAL EXCHANGE TRADED FUNDS (Cost - $624,232)	635,380

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
16,891	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.07%
	(Cost - $16,891) (a)	16,891

	TOTAL INVESTMENTS - 100.6% (Cost - $641,123) (b)	$652,271
	OTHER LIABILITIES AND ASSETS - NET - (0.6)%	(3,663)
	TOTAL NET ASSETS - 100.0%	$648,608

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2013.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $644,195 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$10,989
Unrealized depreciation:	(2,913)
Net unrealized appreciation:	$8,076

See accompanying notes to financial statements.

11

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2013

Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 13.0%
5,929	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$147,751
2,120	iShares iBoxx $ High Yield Corporate Bond ETF	196,906
2,796	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	147,685
3,216	WisdomTree Emerging Markets Local Debt Fund	148,000
		640,342
	EQUITY FUNDS - 84.9%
4,299	FlexShares Global Upstream Natural Resources Index Fund	147,499
3,812	Guggenheim Timber ETF	98,731
4,411	iShares Core S&P Mid-Cap ETF	590,368
5,855	iShares Core S&P Small-Cap ETF	639,424
1,107	iShares MSCI Brazil Capped ETF	49,461
6,488	iShares S&P 500 Growth ETF	640,560
5,765	iShares S&P 500 Value ETF	492,677
3,601	SPDR Dow Jones International Real Estate ETF	148,361
1,372	SPDR Dow Jones REIT ETF	97,782
635	SPDR S&P China ETF	49,511
390	Vanguard Energy ETF	49,327
957	Vanguard FTSE All World ex-US Small-Cap ETF	98,408
16,496	Vanguard FTSE All-World ex-US ETF	836,842
4,819	Vanguard FTSE Emerging Markets ETF	198,254
478	Vanguard Materials ETF	49,354
		4,186,559
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,198,228)	4,826,901

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
128,771	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.07%
	(Cost - $128,771) (a)	128,771

	TOTAL INVESTMENTS - 100.5% (Cost - $4,326,999) (b)	$4,955,672
	OTHER ASSETS AND LIABILITIES - NET - (0.5)%	(23,860)
	TOTAL NET ASSETS - 100.0%	$4,931,812

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2013.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,328,887 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$654,670
Unrealized depreciation:	(27,885)
Net unrealized appreciation:	$626,785

See accompanying notes to financial statements.

12

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2013

Shares		Value

	EXCHANGE TRADED FUNDS - 97.9%
	DEBT FUNDS - 33.0%
10,202	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$254,234
2,280	iShares iBoxx $ High Yield Corporate Bond ETF	211,766
2,594	iShares iBoxx $ Investment Grade Corporate Bond ETF	296,261
4,010	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	211,808
3,408	PowerShares Senior Loan Portfolio	84,791
4,144	SPDR Barclays Short Term Corporate Bond ETF	127,180
2,169	SPDR DB International Government Inflation-Protected Bond ETF	126,778
1,844	WisdomTree Emerging Markets Local Debt Fund	84,861
		1,397,679
	EQUITY FUNDS - 64.9%
2,467	FlexShares Global Upstream Natural Resources Index Fund	84,643
3,280	Guggenheim Timber ETF	84,952
3,162	iShares Core S&P Mid-Cap ETF	423,202
3,099	iShares Core S&P Small-Cap ETF	338,442
666	iShares MSCI Brazil Capped ETF	29,757
4,293	iShares S&P 500 Growth ETF	423,848
3,968	iShares S&P 500 Value ETF	339,105
3,098	SPDR Dow Jones International Real Estate ETF	127,638
1,180	SPDR Dow Jones REIT ETF	84,098
382	SPDR S&P China ETF	29,784
336	Vanguard Energy ETF	42,497
823	Vanguard FTSE All World ex-US Small-Cap ETF	84,629
10,019	Vanguard FTSE All-World ex-US ETF	508,264
2,695	Vanguard FTSE Emerging Markets ETF	110,872
411	Vanguard Materials ETF	42,436
		2,754,167
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,900,846)	4,151,846

	SHORT-TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
99,765	Invesco Short-Term Investments Trust - Liquid Assets Portfolio to yield 0.07%
	(Cost - $99,765) (a)	99,765

	TOTAL INVESTMENTS - 100.2% (Cost - $4,000,611) (b)	$4,251,611
	OTHER ASSETS AND LIABILITIES - NET - (0.2)%	(10,255)
	TOTAL NET ASSETS - 100.0%	$4,241,356

(a)	Variable rate security, the money market rate shown represents the rate at December 31, 2013.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,015,022 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$260,166
Unrealized depreciation:	(23,577)
Net unrealized appreciation:	$236,589

See accompanying notes to financial statements.

13

TOPS® ETF Portfolios

Statements of Assets and Liabilities
December 31, 2013

	Aggressive	Balanced		Capital
	Growth	ETF		Preservation
Assets:	ETF Portfolio	Portfolio		ETF Portfolio
Investments in securities, at cost	$1,691,969	$3,524,638		$641,123
Investments in securities, at value	$1,911,592	$3,701,637		$652,271
Receivable for securities sold	—	10,513		1,056
Interest and dividends receivable	1,460	5,577		901
Receivable for Portfolio shares sold	6,849	1,212		180
Total Assets	1,919,901	3,718,939		654,408
Liabilities:
Payable for securities purchased	128,733	95,683		5,595
Payable for Portfolio shares redeemed	21	21		12
Accrued investment advisory fees	145	316		46
Administrative service fees payable	145	316		46
Accrued distribution (12b-1) fees	346	790		101
Total Liabilities	129,390	97,126		5,800
Net Assets	$1,790,511	$3,621,813		$648,608

Components of Net Assets:
Paid in capital	$1,495,186	$3,246,660		$600,491
Undistributed net investment income	22,149	65,858		10,766
Accumulated net realized gain on investments	53,553	132,296		26,203
Net unrealized appreciation on investments	219,623	176,999		11,148
Net Assets	$1,790,511	$3,621,813		$648,608

Class 1 Shares:
Net assets	$74,166	$12		$66,082
Total shares of beneficial interest outstanding at end of year ($0 par value, unlimited shares authorized)	6,021	1		5,968

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.32	$11.72	(a)	$11.07

Class 2 Shares:
Net assets	$1,716,345	$3,621,801		$582,526
Total shares of beneficial interest outstanding at end of year ($0 par value, unlimited shares authorized)	139,884	314,743		52,808

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.27	$11.51		$11.03

(a)	NAV may not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

14

TOPS® ETF Portfolios

Statements of Assets and Liabilities (Continued)
December 31, 2013

	Growth	Moderate
	ETF	Growth
Assets:	Portfolio	ETF Portfolio
Investments in securities, at cost	$4,326,999	$4,000,611
Investments in securities, at value	$4,955,672	$4,251,611
Receivable for securities sold	9,616	13,057
Interest and dividends receivable	7,103	7,100
Receivable for Portfolio shares sold	7,542	4,908
Total Assets	4,979,933	4,276,676
Liabilities:
Payable for securities purchased	46,361	34,059
Payable for Portfolio shares redeemed	68	60
Accrued investment advisory fees	416	366
Administrative service fees payable	416	366
Accrued distribution (12b-1) fees	860	469
Total Liabilities	48,121	35,320
Net Assets	$4,931,812	$4,241,356

Components of Net Assets:
Paid in capital	$4,176,936	$3,770,102
Undistributed net investment income	71,246	58,096
Accumulated net realized gain on investments	54,957	162,158
Net unrealized appreciation on investments	628,673	251,000
Net Assets	$4,931,812	$4,241,356

Class 1 Shares:
Net assets	$823,692	$2,001,784
Total shares of beneficial interest outstanding at end of year ($0 par value, unlimited shares authorized)	62,438	170,341

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$13.19	$11.75

Class 2 Shares:
Net assets	$4,108,120	$2,239,572
Total shares of beneficial interest outstanding at end of year ($0 par value, unlimited shares authorized)	314,821	191,559

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$13.05	$11.69

See accompanying notes to financial statements.

15

TOPS® ETF Portfolios

Statements of Operations
For the Year Ended December 31, 2013

	Aggressive	Balanced	Capital
	Growth	ETF	Preservation
	ETF Portfolio	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$27,985	$80,241	$14,028
Interest income	10	61	7
Total Investment Income	27,995	80,302	14,035
Expenses:
Investment advisory fees	1,308	3,880	751
Administrative service fees	1,308	3,880	751
Distribution fees (12b-1) - Class 2 Shares	3,225	6,658	1,765
Total Expenses	5,841	14,418	3,267
Net Investment Income	22,154	65,884	10,768
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	56,362	151,615	26,848
Distributions of realized gains by underlying investment companies	—	405	165
Total net realized gain	56,362	152,020	27,013
Net change in unrealized appreciation (depreciation) on investments	187,840	89,084	(946)
Net Realized and Unrealized Gain on Investments	244,202	241,104	26,067
Net Increase in Net Assets Resulting from Operations	$266,356	$306,988	$36,835

See accompanying notes to financial statements.

16

TOPS® ETF Portfolios

Statements of Operations (Continued)
For the Year Ended December 31, 2013

	Growth	Moderate
	ETF	Growth
	Portfolio	ETF Portfolio
Investment Income:
Dividend income	$86,154	$68,234
Interest income	29	26
Total Investment Income	86,183	68,260
Expenses:
Investment advisory fees	3,703	2,775
Administrative service fees	3,703	2,775
Distribution fees (12b-1) - Class 2 Shares	7,525	4,604
Total Expenses	14,931	10,154
Net Investment Income	71,252	58,106
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	60,103	164,381
Distributions of realized gains by underlying investment companies	449	425
Total net realized gain	60,552	164,806
Net change in unrealized appreciation (depreciation) on investments	524,132	156,442
Net Realized and Unrealized Gain on Investments	584,684	321,248
Net Increase in Net Assets Resulting from Operations	$655,936	$379,354

See accompanying notes to financial statements.

17

TOPS® ETF Portfolios

Statements of Changes in Net Assets

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$22,154	$11,033	$65,884	$48,678
Net realized gain (loss) on investments	56,362	(410)	151,615	(19,728)
Distributions of realized gains by underlying investment companies	—	—	405	160
Net change in unrealized appreciation (depreciation) on investments	187,840	37,434	89,084	89,901
Net increase in net assets resulting from operations	266,356	48,057	306,988	119,011
From Distributions to Shareholders:
From Net Investment Income:
Class 1	(178)	—	—	(705)
Class 2	(10,859)	(770)	(48,690)	(582)
From Net Realized Gains:
Class 1	(32)	—	—	—
Class 2	(2,111)	—	—	—

Total distributions to shareholders	(13,180)	(770)	(48,690)	(1,287)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	135,142	—	1	2,016,863
Class 2	1,036,247	826,861	4,229,735	2,502,820
Reinvestment of distributions
Class 1	210	—	—	705
Class 2	12,970	770	48,690	582
Cost of shares redeemed
Class 1	(67,191)	(38,141)	(1,867,119)	(329,906)
Class 2	(388,315)	(79,077)	(2,304,281)	(1,136,654)
Net increase in net assets from share transactions of beneficial interest	729,063	710,413	107,026	3,054,410
Total increase in net assets	982,239	757,700	365,324	3,172,134

Net Assets:
Beginning of year	808,272	50,572	3,256,489	84,355
End of year	$1,790,511	$808,272	$3,621,813	$3,256,489
Undistributed net investment income at end of year	$22,149	$11,032	$65,858	$48,664

See accompanying notes to financial statements.

18

TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Aggressive Growth ETF Portfolio		Balanced ETF Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
SHARE ACTIVITY
Class 1
Shares Sold	11,681	—	—	195,871
Shares Reinvested	18	—	—	67
Shares Redeemed	(5,679)	(3,998)	(167,906)	(32,030)
Net increase (decrease) in shares of beneficial interest outstanding	6,020	(3,998)	(167,906)	163,908

Class 2
Shares Sold	92,409	86,518	381,854	244,278
Shares Reinvested	1,128	78	4,367	55
Shares Redeemed	(33,750)	(8,337)	(207,165)	(113,466)
Net increase in shares of beneficial interest outstanding	59,787	78,259	179,056	130,867

See accompanying notes to financial statements.

19

TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Capital Preservation ETF Portfolio		Growth ETF Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$10,768	$7,301	$71,252	$36,645
Net realized gain on investments	26,848	4,736	60,103	7,339
Distributions of realized gains by underlying investment companies	165	65	449	75
Net change in unrealized appreciation (depreciation) on investments	(946)	13,120	524,132	100,157
Net increase in net assets resulting from operations	36,835	25,222	655,936	144,216
From Distributions to Shareholders:
From Net Investment Income:
Class 1	(979)	(113)	(6,888)	(447)
Class 2	(6,321)	(984)	(29,750)	(2,124)
From Net Realized Gains:
Class 1	(605)	—	(43)	(918)
Class 2	(4,257)	—	(199)	(4,359)

Total distributions to shareholders	(12,162)	(1,097)	(36,880)	(7,848)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	65,474	46,762	593,642	229,900
Class 2	982,378	744,104	3,180,312	1,967,660
Reinvestment of distributions
Class 1	1,584	113	6,931	1,365
Class 2	10,578	984	29,949	6,483
Cost of shares redeemed
Class 1	(49,755)	(42,519)	(258,764)	(42,603)
Class 2	(1,086,244)	(127,894)	(1,636,897)	(89,620)
Net increase (decrease) in net assets from share transactions of beneficial interest	(75,985)	621,550	1,915,173	2,073,185
Total increase (decrease) in net assets	(51,312)	645,675	2,534,229	2,209,553

Net Assets:
Beginning of year	699,920	54,245	2,397,583	188,030
End of year	$648,608	$699,920	$4,931,812	$2,397,583
Undistributed net investment income at end of year	$10,766	$7,298	$71,246	$36,632

See accompanying notes to financial statements.

20

TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Capital Preservation ETF Portfolio		Growth ETF Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
SHARE ACTIVITY
Class 1
Shares Sold	5,969	4,428	51,114	22,193
Shares Reinvested	146	10	555	125
Shares Redeemed	(4,577)	(4,007)	(22,489)	(4,023)
Net increase in shares of beneficial interest outstanding	1,538	431	29,180	18,295

Class 2
Shares Sold	89,150	70,624	264,846	186,397
Shares Reinvested	978	92	2,427	601
Shares Redeemed	(97,215)	(12,296)	(135,494)	(8,528)
Net increase (decrease) in shares of beneficial interest outstanding	(7,087)	58,420	131,779	178,470

See accompanying notes to financial statements.

21

TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio

	Year Ended	Year Ended
	December 31, 2013	December 31, 2012

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$58,106	$38,422
Net realized gain on investments	164,381	10,045
Distributions of realized gains by underlying investment companies	425	111
Net change in unrealized appreciation (depreciation) on investments	156,442	107,551
Net increase in net assets resulting from operations	379,354	156,129
From Distributions to Shareholders:
From Net Investment Income:
Class 1	(20,027)	(1,580)
Class 2	(18,404)	(3,724)
From Net Realized Gains:
Class 1	(6,284)	—
Class 2	(6,257)	—

Total distributions to shareholders	(50,972)	(5,304)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	2,166,588	399,950
Class 2	1,475,187	1,664,887
Reinvestment of distributions
Class 1	26,311	1,580
Class 2	24,661	3,724
Cost of shares redeemed
Class 1	(1,267,568)	(40,360)
Class 2	(1,093,446)	(112,400)
Net increase in net assets from share transactions of beneficial interest	1,331,733	1,917,381
Total increase in net assets	1,660,115	2,068,206

Net Assets:
Beginning of year	2,581,241	513,035
End of year	$4,241,356	$2,581,241
Undistributed net investment income at end of year	$58,096	$38,421

See accompanying notes to financial statements.

22

TOPS® ETF Portfolios

Statements of Changes in Net Assets (Continued)

	Moderate Growth ETF Portfolio

	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
SHARE ACTIVITY
Class 1
Shares Sold	194,210	38,420
Shares Reinvested	2,343	154
Shares Redeemed	(115,240)	(4,024)
Net increase in shares of beneficial interest outstanding	81,313	34,550

Class 2
Shares Sold	131,270	166,120
Shares Reinvested	2,206	363
Shares Redeemed	(98,859)	(11,093)
Net increase in shares of beneficial interest outstanding	34,617	155,390

See accompanying notes to financial statements.

23

TOPS® ETF Portfolios

Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares

	Year Ended	Year Ended	Period Ended
	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.05	$8.67	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.34	0.06	0.14
Net realized and unrealized gain (loss) on investments	2.04	1.32	(1.47)
Total income (loss) from investment operations	2.38	1.38	(1.33)

Less distributions from:
Net investment income	(0.09)	—	—
Net realized gain	(0.02)	—	—
Total distributions from net investment income and net realized gains	(0.11)	—	—

Net asset value, end of period	$12.32	$10.05	$8.67

Total return (d)	23.68%	15.92%	(13.30)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$74	$10 (h)	$35
Ratio of expenses to average net assets (e)	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	2.83%	0.69%	2.34	% (f)
Portfolio turnover rate	32%	32%	7	% (g)

(a)	The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Actual net assets, not truncated.

See accompanying notes to financial statements.

24

TOPS® ETF Portfolios

Financial Highlights
Aggressive Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares

	Year Ended	Year Ended	Period Ended
	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.09	$8.66	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.19	0.36	0.35
Net realized and unrealized gain (loss) on investments	2.09	1.08	(1.69)
Total income (loss) from investment operations	2.28	1.44	(1.34)

Less distributions from:
Net investment income	(0.08)	(0.01)	—
Net realized gain	(0.02)	—	—
Total distributions from net investment income and net realized gains	(0.10)	(0.01)	—

Net asset value, end of period	$12.27	$10.09	$8.66

Total return (d)	22.63%	16.64%	(13.40)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$1,716	$808	$16
Ratio of expenses to average net assets (e)	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.68%	3.66%	5.93	% (f)
Portfolio turnover rate	32%	32%	7	% (g)

(a)	The Aggressive Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

25

TOPS® ETF Portfolios

Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares

	Year Ended	Year Ended		Period Ended
	December 31, 2013	December 31, 2012		December 31, 2011(a)

Net asset value, beginning of period	$10.76	$9.57		$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.16	0.38		0.24
Net realized and unrealized gain (loss) on investments	0.80	0.81		(0.67)
Total income (loss) from investment operations	0.96	1.19		(0.43)

Less distributions from:
Net investment income	—	(0.00	) (i)	—

Net asset value, end of period	$11.72	$10.76		$9.57

Total return (d)	8.92%	12.48%		(4.30)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$12 (e)	$1,806		$38
Ratio of expenses to average net assets (f)	0.20%	0.20%		0.20	% (g)
Ratio of net investment income to average net assets (c) (f)	1.47%	3.62%		3.66	% (g)
Portfolio turnover rate	494%	117%		16	% (h)

(a)	The Balanced ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Actual net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

26

TOPS® ETF Portfolios

Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares

	Year Ended	Year Ended		Period Ended
	December 31, 2013	December 31, 2012		December 31, 2011(a)

Net asset value, beginning of period	$10.69	$9.56		$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.20	0.30		0.67
Net realized and unrealized gain (loss) on investments	0.77	0.83		(1.11)
Total income (loss) from investment operations	0.97	1.13		(0.44)

Less distributions from:
Net investment income	(0.15)	(0.00	) (h)	—

Net asset value, end of period	$11.51	$10.69		$9.56

Total return (d)	9.10%	11.86%		(4.40)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$3,622	$1,450		$46
Ratio of expenses to average net assets (e)	0.45%	0.45%		0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.80%	2.82%		10.25	% (f)
Portfolio turnover rate	494%	117%		16	% (g)

(a)	The Balanced ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

(h)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

27

TOPS® ETF Portfolios

Financial Highlights
Capital Preservation ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares

	Year Ended	Year Ended	Period Ended
	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.91	$9.91	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.20	0.23	0.24
Net realized and unrealized gain (loss) on investments	0.32	0.80	(0.33)
Total income (loss) from investment operations	0.52	1.03	(0.09)

Less distributions from:
Net investment income	(0.22)	(0.03)	—
Net realized gain	(0.14)	—	—
Total distributions from net investment income and net realized gains	(0.36)	(0.03)	—

Net asset value, end of period	$11.07	$10.91	$9.91

Total return (d)	4.81%	10.35%	(0.90)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$66	$48	$40
Ratio of expenses to average net assets (e)	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	1.81%	2.15%	3.54	% (f)
Portfolio turnover rate	166%	107%	52	% (g)

(a)	The Capital Preservation ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

28

TOPS® ETF Portfolios

Financial Highlights
Capital Preservation ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares

	Year Ended	Year Ended	Period Ended
	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.88	$9.90	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.16	0.30	0.26
Net realized and unrealized gain (loss) on investments	0.33	0.71	(0.36)
Total income (loss) from investment operations	0.49	1.01	(0.10)

Less distributions from:
Net investment income	(0.20)	(0.03)	—
Net realized gain	(0.14)	—	—
Total distributions from net investment income and net realized gains	(0.34)	(0.03)	—

Net asset value, end of period	$11.03	$10.88	$9.90

Total return (d)	4.57%	10.16%	(1.00)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$583	$652	$15
Ratio of expenses to average net assets (e)	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.41%	2.76%	3.73	% (f)
Portfolio turnover rate	166%	107%	52	% (g)

(a)	The Capital Preservation ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

29

TOPS® ETF Portfolios

Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares

	Year Ended		Year Ended	Period Ended
	December 31, 2013		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.17		$9.64	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.25		0.26	0.24
Net realized and unrealized gain (loss) on investments	1.88		1.31	(1.34)
Total income (loss) from investment operations	2.13		1.57	(1.10)

Less distributions from:
Net investment income	(0.11)		(0.01)	—
Net realized gain	(0.00	) (d)	(0.03)	—
Total distributions from net investment income and net realized gains	(0.11)		(0.04)	—

Payments by affiliates	—		—	0.74

Net asset value, end of period	$13.19		$11.17	$9.64

Total return (e)	19.14%		16.31%	(3.60	)% (i)

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$824		$371	$144
Ratio of expenses to average net assets (f)	0.20%		0.20%	0.20	% (g)
Ratio of net investment income to average net assets (c) (f)	2.03%		2.50%	3.86	% (g)
Portfolio turnover rate	23%		13%	180	% (h)

(a)	The Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	For the period ended December 31, 2011, 4.19% of the total return of Class 1 consisted of a voluntary reimbursement by the Advisor for a net realized loss on a trading error. Excluding this item, total return would have been (7.79)% for Class 1.

See accompanying notes to financial statements.

30

TOPS® ETF Portfolios

Financial Highlights
Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares

	Year Ended		Year Ended	Period Ended
	December 31, 2013		December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$11.07		$9.58	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.23		0.42	0.46
Net realized and unrealized gain (loss) on investments	1.85		1.11	(1.09)
Total income (loss) from investment operations	2.08		1.53	(0.63)

Less distributions from:
Net investment income	(0.10)		(0.01)	—
Net realized gain	(0.00	) (d)	(0.03)	—
Total distributions from net investment income and net realized gains	(0.10)		(0.04)	—

Payments by affiliates	—		—	0.21

Net asset value, end of period	$13.05		$11.07	$9.58

Total return (e)	18.89%		15.99%	(4.20	)% (i)

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$4,108		$2,026	$44
Ratio of expenses to average net assets (f)	0.45%		0.45%	0.45	% (g)
Ratio of net investment income to average net assets (c) (f)	1.90%		3.86%	7.02	% (g)
Portfolio turnover rate	23%		13%	180	% (h)

(a)	The Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Amount represents less than $0.01 per share.

(e)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Annualized.

(h)	Not annualized.

(i)	For the period ended December 31, 2011, 0.50% of the total return of Class 2 consisted of a voluntary reimbursement by the Advisor for a net realized loss on a trading error. Excluding this item, total return would have been (4.70)% for Class 2.

See accompanying notes to financial statements.

31

TOPS® ETF Portfolios

Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 1 Shares

	Year Ended	Year Ended	Period Ended
	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.52	$9.16	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.27	0.29	0.56
Net realized and unrealized gain (loss) on investments	1.12	1.10	(1.40)
Total income (loss) from investment operations	1.39	1.39	(0.84)

Less distributions from:
Net investment income	(0.12)	(0.03)	—
Net realized gain	(0.04)	—	—
Total distributions from net investment income and net realized gains	(0.16)	(0.03)	—

Net asset value, end of period	$11.75	$10.52	$9.16

Total return (d)	13.25%	15.20%	(8.40)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$2,002	$936	$499
Ratio of expenses to average net assets (e)	0.20%	0.20%	0.20	% (f)
Ratio of net investment income to average net assets (c) (e)	2.43%	2.93%	8.56	% (f)
Portfolio turnover rate	80%	21%	9	% (g)

(a)	The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

32

TOPS® ETF Portfolios

Financial Highlights
Moderate Growth ETF Portfolio

Selected data based on a share outstanding throughout each period indicated.

	Class 2 Shares

	Year Ended	Year Ended	Period Ended
	December 31, 2013	December 31, 2012	December 31, 2011(a)

Net asset value, beginning of period	$10.48	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (b) (c)	0.21	0.36	0.60
Net realized and unrealized gain (loss) on investments	1.15	1.00	(1.45)
Total income (loss) from investment operations	1.36	1.36	(0.85)

Less distributions from:
Net investment income	(0.11)	(0.03)	—
Net realized gain	(0.04)	—	—
Total distributions from net investment income and net realized gains	(0.15)	(0.03)	—

Net asset value, end of period	$11.69	$10.48	$9.15

Total return (d)	13.02%	14.89%	(8.50)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$2,240	$1,645	$14
Ratio of expenses to average net assets (e)	0.45%	0.45%	0.45	% (f)
Ratio of net investment income to average net assets (c) (e)	1.92%	3.55%	9.63	% (f)
Portfolio turnover rate	80%	21%	9	% (g)

(a)	The Moderate Growth ETF Portfolio commenced operations on April 26, 2011.

(b)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

33

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) is comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive Growth ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Capital Preservation ETF Portfolio	To preserve capital and provide moderate income and moderate capital appreciation.
Growth ETF Portfolio	Capital appreciation.
Moderate Growth ETF Portfolio	Capital appreciation.

The Portfolios currently offer two classes of shares: Class 1 Shares and Class 2 Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

34

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

35

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,748,222	$—	$—	$1,748,222
Short-Term Investment	$163,370	$—	$—	$163,370
Total	$1,911,592	$—	$—	$1,911,592

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,548,855	$—	$—	$3,548,855
Short-Term Investment	$152,782	$—	$—	$152,782
Total	$3,701,637	$—	$—	$3,701,637

Capital Preservation ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$635,380	$—	$—	$635,380
Short-Term Investment	$16,891	$—	$—	$16,891
Total	$652,271	$—	$—	$652,271

Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,826,901	$—	$—	$4,826,901
Short-Term Investment	$128,771	$—	$—	$128,771
Total	$4,955,672	$—	$—	$4,955,672

Moderate Growth ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,151,846	$—	$—	$4,151,846
Short-Term Investment	$99,765	$—	$—	$99,765
Total	$4,251,611	$—	$—	$4,251,611

The Portfolios did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 or Level 2 during year. It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.
36

TOPS® ETF Portfolios

 NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Federal income tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio’s 2011 and 2012 tax returns or expected to be taken in each Portfolio’s 2013 tax returns. Each Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolios make significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

37

TOPS® ETF Portfolios

 NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive Growth ETF Portfolio	$1,121,517	$408,974
Balanced ETF Portfolio	17,944,352	17,823,567
Capital Preservation ETF Portfolio	1,178,692	1,254,430
Growth ETF Portfolio	2,707,949	822,544
Moderate Growth ETF Portfolio	3,530,560	2,252,903

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

ValMark Advisors, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Trust are also officers of GFS.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets.

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for Class 2 shares. The fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio’s Class 2 shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. The Distributor is an affiliate of GFS.

Pursuant to the terms of an administrative servicing agreement with GFS, each Portfolio pays to GFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees. For the year ended December 31, 2013, the Trustees received fees in the amount $5,401 on behalf of each Portfolio.

The approved entities may be affiliates of GFS. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolios.

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from GFS under the administrative servicing agreement.

38

TOPS® ETF Portfolios

 NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the 1940 Act. As of December 31, 2013, ownership percentages of the voting securities of each Portfolio that may be deemed to control each Portfolio was as follows:

Aggressive Growth ETF Portfolio

Ohio National Life Insurance Company	57%
Pruco Life Insurance Company	37%

Balanced ETF Portfolio

Ohio National Life Insurance Company	45%
New York Life Insurance Company	39%

Capital Preservation ETF Portfolio

Jefferson National Life Insurance Company	77%

Growth ETF Portfolio

Ohio National Life Insurance Company	64%

Moderate Growth ETF Portfolio

Jefferson National Life Insurance Company	48%
Ohio National Life Insurance Company	30%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the following years were as follows:

	For the year ended December 31, 2013			For the year ended December 31, 2012
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
Aggressive Growth ETF Portfolio	$13,180	$—	$13,180	$770	$—	$770
Balanced ETF Portfolio	48,690	—	48,690	1,287	—	1,287
Capital Preservation ETF Portfolio	12,095	67	12,162	1,097	—	1,097
Growth ETF Portfolio	36,638	242	36,880	7,843	5	7,848
Moderate Growth ETF Portfolio	50,368	604	50,972	5,304	—	5,304
39

TOPS® ETF Portfolios

 NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary	Long-Term	Capital Loss Carry	Post October Loss and	Unrealized	Total Accumulated
Fund	Income	Capital Gains	Forwards	Late Year Loss	Appreciation	Earnings
Aggressive Growth ETF Portfolio	$24,835	$52,416	$—	$—	$218,074	$295,325
Balanced ETF Portfolio	155,990	75,491	—	(76)	143,748	375,153
Capital Preservation ETF Portfolio	25,060	14,981	—	—	8,076	48,117
Growth ETF Portfolio	71,246	56,845	—	—	626,785	754,876
Moderate Growth ETF Portfolio	124,394	110,271	—	—	236,589	471,254

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of short-term capital gains.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following portfolios incurred and elected to defer such late year capital losses as follows:

Post October
Fund	Losses
Balanced ETF Portfolio	$76

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there are no subsequent events requiring adjustment or disclosure in the financial statements.

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of TOPS® Aggressive Growth ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Capital Preservation ETF Portfolio, TOPS® Growth ETF Portfolio, and TOPS® Moderate Growth ETF Portfolio and Board of Trustees of Northern Lights Variable Trust

We have audited the accompanying statements of assets and liabilities of TOPS® Aggressive Growth ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Capital Preservation ETF Portfolio, TOPS® Growth ETF Portfolio, and TOPS® Moderate Growth ETF Portfolio, each a series of shares of beneficial interest of Northern Lights Variable Trust (the “Portfolios”), including the portfolios of investments, as of December 31, 2013, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period from April 26, 2011 (commencement of operations) through December 31, 2011. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TOPS® Aggressive Growth ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Capital Preservation ETF Portfolio, TOPS® Growth ETF Portfolio, and TOPS® Moderate Growth ETF Portfolio as of December 31, 2013, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for each of the years in the two-year period then ended and for the period from April 26, 2011 through December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February13, 2014

41

TOPS® ETF Portfolios

EXPENSE EXAMPLES (Unaudited)

December 31, 2013

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class 1	Portfolio’s Annualized Expense Ratio	Beginning Account Value 7-1-13	Ending Account Value 12-31-13	Expenses Paid During Period*	Ending Account Value 12-31-13	Expenses Paid During Period*
Aggressive Growth ETF Portfolio	0.20%	$1,000.00	$1,158.40	$1.09	$1,024.20	$1.02
Balanced ETF Portfolio	0.20%	$1,000.00	$1,074.20	$1.05	$1,024.20	$1.02
Capital Preservation ETF Portfolio	0.20%	$1,000.00	$1,045.30	$1.03	$1,024.20	$1.02
Growth ETF Portfolio	0.20%	$1,000.00	$1,131.70	$1.07	$1,024.20	$1.02
Moderate Growth ETF Portfolio	0.20%	$1,000.00	$1,100.10	$1.06	$1,024.20	$1.02

42

TOPS® ETF Portfolios

 EXPENSE EXAMPLES (Unaudited) (Continued)

December 31, 2013

			Actual		Hypothetical (5% return before expenses)
Class 2	Portfolio’s Annualized Expense Ratio	Beginning Account Value 7-1-13	Ending Account Value 12-31-13	Expenses Paid During Period*	Ending Account Value 12-31-13	Expenses Paid During Period*
Aggressive Growth ETF Portfolio	0.45%	$1,000.00	$1,151.00	$2.44	$1,022.94	$2.29
Balanced ETF Portfolio	0.45%	$1,000.00	$1,074.90	$2.35	$1,022.94	$2.29
Capital Preservation ETF Portfolio	0.45%	$1,000.00	$1,043.80	$2.32	$1,022.94	$2.29
Growth ETF Portfolio	0.45%	$1,000.00	$1,130.70	$2.42	$1,022.94	$2.29
Moderate Growth ETF Portfolio	0.45%	$1,000.00	$1,101.80	$2.38	$1,022.94	$2.29

*	Expenses are equal to the average account value over the period, multiplied by each Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
43

TOPS® ETF Portfolios

PROXY VOTING (Unaudited)

December 31, 2013

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers and Mark H. Taylor to the Board of Trustees of the Trust.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
Mark Garbin	191,076,081	7,609,470
Mark D. Gersten	190,585,659	8,099,891
John V. Palancia	190,435,396	8,250,154
Andrew Rogers	190,731,148	7,954,403
Mark H. Taylor	190,710,362	7,975,188

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

44

TOPS® ETF Portfolios

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Approval of Advisory Agreement – TOPS ETF Portfolios*

In connection with the regular meeting held on December 10-11, 2013 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between ValMark Advisors, Inc. (“ValMark”) and the Trust, with respect to the TOPS® Aggressive Growth ETF Portfolio (“TOPS® Aggressive Growth ETF”), TOPS® Balanced ETF Portfolio (“TOPS® Balanced ETF”), TOPS® Capital Preservation ETF Portfolio (“TOPS® Capital Preservation ETF”), TOPS® Growth ETF Portfolio (“TOPS® Growth ETF,”) and TOPS® Moderate Growth ETF Portfolio (“TOPS® Moderate Growth ETF “). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees reviewed the background information of the key investment personnel who are responsible for servicing the Portfolios, noting that the team is comprised of experienced financial industry professionals with strong credentials, and noted that the investment personnel are capable of providing portfolio management, research and compliance services to the Portfolios to the satisfaction of the Trustees. The Trustees also reviewed the advisor’s organization and reconfirmed ValMark has a robust corporate infrastructure with integrated service departments and an availability of resources which the Trustees considered positive. The Trustees also noted that the advisor had reported no compliance issues, but that a recent SEC examination was completed. The Trustees noted that while their SEC examination was conducted in April 2013, no reports had been issued as of the date of the Meeting, and, that the advisor has had no material compliance or litigation issues to report since the last advisory contract approval. The Trustees reviewed the advisor’s broker-dealer selection process and were satisfied with its approach to best execution practices, which take into consideration the size of the firms, their experience with ETF execution, and the technology offered for execution. The Trustees acknowledged and expressed satisfaction with the advisor’s solid reputation for being one of the top ETF strategists, and have a robust infrastructure and access to quality resources, and concluded the advisor will continue to provide a high level of quality service to the Portfolios for the benefit of their shareholders.

Performance.

TOPS Aggressive Growth ETF. The Trustees then evaluated the performance of the Aggressive Growth ETF Portfolio, noting that the Portfolio outperformed its peer group average in the 1-year period while performing at a nearly identical level as the peer group average since inception, but underperformed the S&P 500 and the Morningstar category average in both the 1-year period and since inception. They noted that the diversification into international positions caused a slight drag on performance in the short term, while noting that these positions could provide benefits over a full market cycle. The Trustees concluded that the Portfolio has met its objective over the prior year and has performed in line with expectations.

45

TOPS® ETF Portfolios

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

TOPS Balanced ETF. The Trustees then evaluated the performance of the Balanced ETF Portfolio, noting that the Portfolio underperformed the S&P 500 in both the 1-year period and since inception and the Morningstar category average over the 1-year period, while outperforming the Morningstar category average since inception and the Portfolio’s peer group average over the 1-year period and since inception. The Trustees discussed the fact that performance of the Portfolio lagged the S&P 500 because of its allocation to fixed income and international positions. The Trustees noted that the Portfolio’s performance was consistent with the mandate of the strategy, and concluded that they were satisfied with the Portfolio’s performance.

TOPS Capital Preservation ETF. The Trustees then evaluated the performance of the TOPS Capital Preservation ETF Portfolio, noting that the Portfolio underperformed its peer group average and Morningstar category average over the 1-year period, while outperforming both metrics since inception, and underperformed the S&P 500 in both periods. The Trustees noted that the Portfolio’s recent underperformance was in part because of its exposure to corporate bonds and emerging market bonds. The Trustees also noted that the Portfolio is expected to trail the S&P 500 because of its conservative mandate and large exposure to fixed income. The Trustees concluded that overall the strategy performed as designed and the advisor’s performance was reasonable.

TOPS Growth ETF. The Trustees then evaluated the performance of the Growth ETF Portfolio, noting that the Portfolio outperformed its peer group average and Morningstar category average in the 1-year period and since inception, while underperforming the S&P 500 over both periods. The Trustees concluded that the Portfolio has provided reasonable returns for shareholders, and they were satisfied with the Portfolio’s performance.

TOPS Moderate Growth ETF. The Trustees then evaluated the performance of the TOPS Moderate Growth ETF Portfolio, noting that the Portfolio modestly underperformed its peer group average, its Morningstar category average, and the S&P 500 over the 1-year period and since inception. The Trustees discussed the fact that it appears performance of the Portfolio lagged the S&P 500 because of its allocation to fixed income, and lagged each metric over the 1-year period due to the Portfolio’s international positions. The Trustees concluded the strategy performed well and the advisor has the ability to continue to deliver positive results to the expectations of the Board..

Fees and Expenses.

TOPS Aggressive Growth ETF. The Trustees then evaluated the advisory fee and expense ratios of the Aggressive Growth ETF Portfolio, noting that the Portfolio has nearly the lowest advisory fee in the peer group and the lowest expenses in the peer group, and both the advisory fee and expenses are significantly below the average for the peer group and Morningstar category. The Trustees also considered fees charged by the advisor for managing separate accounts and wrap programs. The Trustees concluded that the Portfolio is competitively priced, and that they are satisfied with the advisory fee and expense levels.

TOPS Balanced ETF. The Trustees then evaluated the advisory fee and expense ratios of the TOPS Balanced ETF Portfolio, noting that the Portfolio has the lowest expenses in the peer group and the same advisory fee as the lowest advisory fee in the peer group, and both the advisory fee and expenses are significantly below the average for the Morningstar category. The Trustees also considered fees charged by the advisor for managing separate accounts and wrap programs. The Trustees expressed their satisfaction with the advisory fee and expense levels, and concluded that the Portfolio is competitively priced.

46

TOPS® ETF Portfolios

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

TOPS Capital Preservation ETF. The Trustees then evaluated the advisory fee and expense ratios of the TOPS Capital Preservation ETF Portfolio, noting that the Portfolio has the lowest expenses in the peer group and the same advisory fee as the lowest advisory fee in the peer group, and both the advisory fee and expenses are significantly below the average for the Morningstar category. The Trustees also considered fees charged by the advisor for managing separate accounts and wrap programs. The Trustees noted that the pricing of the Portfolio is very competitive, and concluded that they are satisfied with the advisory fee and expense levels.

TOPS Growth ETF. The Trustees then evaluated the advisory fee and expense ratios of the Growth ETF Portfolio, noting that the Portfolio has the lowest expenses in the peer group and nearly the lowest advisory fee in the peer group, and both the advisory fee and expenses are significantly below the average for the Morningstar category. The Trustees also considered fees charged by the advisor for managing separate accounts and wrap programs. The Trustees took note of the competitive pricing of the Portfolio, and concluded that they are satisfied with the advisory fee and expense levels.

TOPS Moderate Growth ETF. The Trustees then evaluated the advisory fee and expense ratios of the TOPS Moderate Growth ETF Portfolio, noting that the Portfolio has the lowest expenses in the peer group and the advisory fee is equal to the lowest advisory fee in the peer group, and both the advisory fee and expenses are significantly below the average for the Morningstar category. The Trustees also considered fees charged by the advisor for managing separate accounts and wrap programs. The Trustees concluded that the Portfolio is competitively priced, and that they are satisfied with the advisory fee and expense levels.

Economies of Scale. The Trustees noted that the advisor has indicated that they have priced their advisory services to be competitive even at higher asset levels. The Trustees further noted that this aggressive fee schedule makes it unlikely that breakpoints would be instituted in the near future. After discussion, it was the consensus of the Trustees that based on the very competitive fee level of each Portfolio, economies had not yet been reached, but the matter of economies of scale would be revisited as each Portfolio’s size increases significantly.

Profitability. The Trustees considered the profits realized by the advisor in connection with the operation of each Portfolio and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the Portfolio. The Trustees also considered the benefits realized by the advisor from other activities related to each Portfolio, and noted that a 5 basis point revenue sharing agreement exists for all Class 1 shares of TOPS Portfolios. The Trustees concluded that based on the profitability information provided by the advisor, the advisor realized a small loss over the past 12 months with respect to each non-Managed Risk Portfolio, while earning reasonable profits on the Managed Risk Portfolios.

Conclusion. Having requested and received such information from the advisor as the Trustees believed to be reasonably necessary to evaluate the terms of each Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that they were satisfied with the services provided by the advisor, and that the advisory fee for each Portfolio is reasonable and that renewal of the agreements is in the best interests of NLVT and the shareholders of each TOPS Portfolio.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolio.
47

TOPS® ETF Portfolios

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl^ Born in 1950	Trustee Since 2006; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	105	AdvisorOne Funds (16 portfolios) (2004-2013); Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Fund Trust (since 2005)
Gary W. Lanzen^ Born in 1954	Trustee Since 2006	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	105	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (2010-2011); Northern Lights Fund Trust (since 2005)
Mark H. Taylor^ Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	131	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	131	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	105	Schroder Global Series Trust and Two Roads Shared Trust (since 2012); Northern Lights Fund Trust (since 2013)

12/31/13-NLVT-V2

48

TOPS® ETF Portfolios

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007); Managing Director and Head of Equity Derivatives -Americas, Rabobank International (2006-2007)	105	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Northern Lights Fund Trust (since 2013)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers 80 Arkay Drive*** Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer , Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).	105	Northern Lights Fund Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A

12/31/13-NLVT-V2

49

TOPS® ETF Portfolios

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC; (2003-2011); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent).

^	These Trustees were named in the SEC order instituting settled administrative proceedings against Northern Lights Compliance Services, LLC, Gemini Fund Services, LLC and certain Trustees. For more information, please see the “Legal Proceedings” in the Statement of Additional Information (“SAI”).

The Portfolios’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-572-5945.

12/31/13-NLVT-V2

50

 This Page Intentionally Left Blank

51

 This Page Intentionally Left Blank

52

 This Page Intentionally Left Blank

53

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
54

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.
55

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-855-572-5945 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-572-5945.

INVESTMENT ADVISOR

ValMark Advisers, Inc.

130 Springside Drive

Akron, OH 44333

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor, Anthony Hertl and Mark Gersten are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FYE 2013 - $10,000

(b)

Audit-Related Fees

FYE 2013 - None

(c)

Tax Fees

FYE 2013 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

FYE 2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $10,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

2/28/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/28/14